Inventories, net of inventory reserves - Summary of Movement of Inventory Provision (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
At beginning of year	¥ 266	¥ 273	¥ 527
Provision/(reversal)	311	(7)	(254)
At end of year	¥ 577	¥ 266	¥ 273